Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2016
Registrant Name	dei_EntityRegistrantName	Fidelity New York Municipal Trust II
Central Index Key	dei_EntityCentralIndexKey	0000878663
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 29, 2016
Document Effective Date	dei_DocumentEffectiveDate	Mar. 31, 2016
Prospectus Date	rr_ProspectusDate	Mar. 31, 2016